RUN 2022-NQM1 Trust ABS-15G

Exhibit 99.2 Schedule 5

TPR Firm:	EdgeMAC	Date Submitted:	3/8/2022
Client Name:	RUN 2022-NQM1 Sponsor, LLC	Report:	Final Tape Compare Report
Client Project:	RUN 2022-NQM1	Loans in report:	1

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
03/08/2022	1000346	XXX	XXX	XXX	Back/Qual DTI	XXX	XXX	Discrepancy
03/08/2022	1000346	XXX	XXX	XXX	Front DTI	XXX	XXX	Discrepancy